Finance costs - Summary of detailed information about net finance cost (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance income
- Net foreign exchange gains	€ 120
- Interest income	31	€ 161
Total finance income	151	161
Finance expenses
- Interest expense on lease liabilities	(3,647)	(3,300)
- Interest expense on borrowings	(9,492)	(5,244)
- Net foreign exchange losses		(3,455)
- Other	(199)	(132)
Total finance expenses	(13,338)	(12,131)
Total finance costs - net	€ (13,187)	€ (11,970)